UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07288

Franklin Strategic Mortgage Portfolio

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

Item 1. Schedule of Investments.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Statement of Investments, December 31, 2016 (unaudited)

	Shares	Value

Common Stocks (Cost $487,758) 0.4%
Mortgage REITs 0.4%
AGNC Investment Corp	22,000	$398,860
	Principal
	Amount

U.S. Government and Agency Securities 7.1%
U.S. Treasury Bond,
4.75%, 2/15/37	$1,725,000	2,241,873
4.25%, 11/15/40	131,000	158,792
U.S. Treasury Note,
2.00%, 2/28/21	510,000	513,707
2.00%, 11/30/22	2,800,000	2,778,432
2.25%, 11/15/25	1,050,000	1,035,234
Total U.S. Government and Agency Securities (Cost $7,068,072)		6,728,038

Asset-Backed Securities and Commercial Mortgage-Backed Securities 26.0%
Finance 26.0%
[a] American Home Mortgage Investment Trust, 2005-1, 6A, FRN, 3.316%, 6/25/45	173,594	172,610
[a,b] American Homes 4 Rent,
2014-SFR1, A, 144A, FRN, 1.736%, 6/17/31	181,677	181,143
2014-SFR1, C, 144A, FRN, 2.486%, 6/17/31	250,000	249,603
[b,c] Anthracite Ltd., 2004-HY1A, E, 144A, 7.147%, 6/20/41	1,598,000	3,651
[a,b] ARCap REIT Inc., 2004-RR3, A2, 144A, FRN, 5.377%, 9/21/45	118,255	119,672
Banc of America Commercial Mortgage Trust, 2006-4, AJ, 5.695%, 7/10/46	113,891	113,704
[a] Bear Stearns ALT-A Trust, 2004-13, A2, FRN, 1.636%, 11/25/34	138,723	133,448
Bear Stearns Commercial Mortgage Securities Trust,
[a] 2005-T20, E, FRN, 5.119%, 10/12/42	215,000	209,348
[a] 2006-PW11, AJ, FRN, 5.436%, 3/11/39.	350,000	336,578
2006-PW13, AJ, 5.611%, 9/11/41	23,250	23,234
[a] 2007-PW16, AM, FRN, 5.711%, 6/11/40	750,000	759,878
[a] CD Commercial Mortgage Trust, 2005-CD1, E, FRN, 5.283%, 7/15/44	215,000	214,757
CD Mortgage Trust, 2016-CD2, A4, 3.526%, 11/10/49	175,000	180,218
[b] Centerline REIT Inc., 2004-RR3, B, 144A, 5.04%, 9/21/45	200,000	184,448
Citigroup Commercial Mortgage Trust,
2006-C5, AJ, 5.482%, 10/15/49	243,284	228,389
[a] 2007-C6, AM, FRN, 5.714%, 12/10/49	200,000	202,889
2015-GC31, A4, 3.762%, 6/10/48	250,000	260,835
2016-GC37, A4, 3.314%, 4/10/49	250,000	250,772
[a,b] Citigroup Mortgage Loan Trust, 2013-A, A, 144A, FRN, 3.00%, 5/25/42	75,646	75,417
[a] COBALT CMBS Commercial Mortgage Trust, 2007-C2, AMFX, FRN, 5.526%, 4/15/47.	435,000	443,156
[a,b] Colony American Homes,
2014-1A, A, 144A, FRN, 2.136%, 5/17/31	97,471	97,443
2014-1A, C, 144A, FRN, 2.586%, 5/17/31	250,000	249,884
2014-2A, C, 144A, FRN, 2.636%, 7/17/31	200,000	199,866
[b] Colony MFM Trust, 2014-1, A, 144A, 2.543%, 4/20/50	195,638	194,519
[a] Commercial Mortgage Trust,
2006-GG7, AJ, FRN, 5.774%, 7/10/38.	195,000	180,946
[b] 2014-BBG, A, 144A, FRN, 1.504%, 3/15/29	550,000	547,672
[a] Conseco Finance Securitizations Corp., 2002-2, M1, FRN, 7.424%, 3/01/33	450,000	500,768
Conseco Financial Corp.,
[a] 1997-3, A7, FRN, 7.64%, 3/15/28	147,398	152,775
1998-6, A8, 6.66%, 6/01/30	210,689	225,711
[b] Core Industrial Trust, 2015-CALW, A, 144A, 3.04%, 2/10/34	250,000	255,107

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
[b] CountryPlace Manufactured Housing Contract Trust, 2007-1, A3, 144A, 5.593%, 7/15/37.	$42,902	$42,968
CSAIL Commercial Mortgage Trust, 2015-C1, A4, 3.505%, 4/15/50	430,000	442,089
[a,b] CSMC, 2009-15R, 3A1, 144A, FRN, 3.031%, 3/26/36	70,462	69,929
[a,b] CSMC Trust, 2014-OAK1, 1A1, 144A, FRN, 3.00%, 11/25/29	183,350	183,349
[a,d] CWABS Asset-Backed Certificates Trust, 2004-7, MV3, FRN, 1.806%, 12/25/34	61,541	61,540
[a] CWABS Inc. Asset-Backed Certificates, 2004-1, M1, FRN, 1.506%, 3/25/34	125,425	121,756
[a,b] Eleven Madison Trust Mortgage Trust, 2015-11MD, A, 144A, FRN, 3.555%, 9/10/35	400,000	412,081
[a] Fannie Mae Connecticut Avenue Securities,
2014-C02, 2M1, FRN, 1.706%, 5/25/24	58,296	58,384
2014-C02, 2M2, FRN, 3.356%, 5/25/24	400,000	395,367
[a] FHLMC Structured Agency Credit Risk Debt Notes,
2014-DN1, M2, FRN, 2.956%, 2/25/24	250,000	255,843
2014-DN3, M2, FRN, 3.156%, 8/25/24	66,406	66,606
2014-DN3, M3, FRN, 4.756%, 8/25/24	250,000	260,515
2014-DN4, M2, FRN, 3.156%, 10/25/24	77,937	78,082
2014-DN4, M3, FRN, 5.306%, 10/25/24	250,000	267,751
2014-HQ1, M2, FRN, 3.256%, 8/25/24	195,508	197,232
2014-HQ2, M2, FRN, 2.956%, 9/25/24	250,000	255,370
2014-HQ3, M2, FRN, 3.406%, 10/25/24	125,930	127,028
2015-DN1, M2, FRN, 3.156%, 1/25/25	123,227	123,745
2015-DN1, M3, FRN, 4.906%, 1/25/25	250,000	263,640
2015-DNA1, M2, FRN, 2.606%, 10/25/27	250,000	253,677
2015-DNA2, M2, FRN, 3.356%, 12/25/27	452,075	460,890
[d] 2015-DNA3, B, FRN, 10.106%, 4/25/28	249,970	270,934
2015-DNA3, M2, FRN, 3.606%, 4/25/28	500,000	514,653
2015-HQ1, M2, FRN, 2.956%, 3/25/25	213,341	215,286
2015-HQ1, M3, FRN, 4.556%, 3/25/25	500,000	529,870
[d] 2015-HQA1, B, FRN, 9.556%, 3/25/28	249,956	256,232
2015-HQA1, M2, FRN, 3.406%, 3/25/28	230,764	235,505
2016-HQ1, M1, FRN, 2.506%, 9/25/28	194,185	194,912
2016-HQA2, M2, FRN, 3.006%, 11/25/28	250,000	255,261
[a] FNMA, 2007-1, NF, FRN, 1.006%, 2/25/37	146,283	145,685
[a] GE Capital Commercial Mortgage Corp. Trust, 2007-C1, AM, FRN, 5.606%, 12/10/49	250,000	250,357
[b] G-Force LLC,
2005-RRA, B, 144A, 5.09%, 8/22/36	78,312	78,162
2005-RRA, C, 144A, 5.20%, 8/22/36	300,000	290,427
[d] GMAC Commercial Mortgage Securities Inc. Trust, 2005-C1, B, 4.936%, 5/10/43	709,009	119,828
Green Tree Financial Corp.,
1996-9, M1, 7.63%, 8/15/27	239,000	260,082
1997-3, A6, 7.32%, 3/15/28	10,394	10,750
1998-4, A7, 6.87%, 4/01/30	92,583	99,909
[a] Greenwich Capital Commercial Funding Corp., 2006-GG7, AM, FRN, 5.774%, 7/10/38	86,135	86,110
[a] GSAA Home Equity Trust, 2005-6, A3, FRN, 1.126%, 6/25/35	107,376	106,745
[a] GSAMP Trust, 2005-HE3, M2, FRN, 1.761%, 6/25/35	156,120	154,471
[a] Home Equity Mortgage Trust, 2004-4, M3, FRN, 1.731%, 12/25/34	503,261	482,074
[a,b] Invitation Homes Trust,
2014-SFR1, B, 144A, FRN, 2.236%, 6/17/31	250,000	250,240
2014-SFR2, B, 144A, FRN, 2.336%, 9/17/31	200,000	200,164
2014-SFR3, C, 144A, FRN, 3.236%, 12/17/31	250,000	250,330
2015-SFR2, A, 144A, FRN, 2.03%, 6/17/32	244,329	244,960
2015-SFR2, C, 144A, FRN, 2.68%, 6/17/32	200,000	200,531
2015-SFR3, C, 144A, FRN, 2.736%, 8/17/32	225,000	225,620

|2

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
[a,b] 2003-LN1, H, 144A, FRN, 5.571%, 10/15/37	$87,905	$87,842
[a] 2005-LDP5, E, FRN, 5.542%, 12/15/44	300,000	299,384
[a] 2005-LPD5, F, FRN, 5.542%, 12/15/44	200,000	199,512
[a,d] 2006-CB16, B, FRN, 5.672%, 5/12/45	240,000	94,999
2006-CB17, AM, 5.464%, 12/12/43	87,934	87,908
[a,b] JP Morgan Mortgage Trust, 2013-3, A3, 144A, FRN, 3.42%, 7/25/43	255,392	255,532
JPMBB Commercial Mortgage Securities Trust,
[a] 2014-C24, AS, FRN, 3.914%, 11/15/47	250,000	259,413
2015-C33, A4, 3.77%, 12/15/48	250,000	260,102
[a] LB-UBS Commercial Mortgage Trust,
[b,d] 2001-C3, E, 144A, FRN, 6.95%, 6/15/36	300,000	299,541
2006-C1, AJ, FRN, 5.222%, 2/15/41	298,958	299,064
[a] Lehman XS Trust, 2005-1, 2A2, FRN, 2.117%, 7/25/35	94,307	93,422
[b] LNR CDO Ltd.,
[a] 2002-1A, DFL, 144A, FRN, 2.161%, 7/24/37	10,033	10,076
2002-1A, DFX, 144A, 6.727%, 7/24/37	16,105	16,125
[a,b] Mach One ULC,
2004-1A, K, 144A, FRN, 5.45%, 5/28/40	125,000	125,398
2004-1A, L, 144A, FRN, 5.45%, 5/28/40	125,000	124,222
[a] Madison Avenue Manufactured Housing Contract Trust, 2002-A, B1, FRN, 4.006%, 3/25/32	161,635	163,836
[a] Merrill Lynch Mortgage Investors Trust,
2003-A, 1A, FRN, 1.496%, 3/25/28	212,328	202,542
2004-A1, M1, FRN, 3.144%, 2/25/34.	214,910	169,505
[a] Merrill Lynch Mortgage Trust, 2005-CKI1, D, FRN, 5.374%, 11/12/37	87,941	86,006
[a,b] Mill City Mortgage Loan Trust, 2016-1, A, 144A, FRN, 2.50%, 4/25/57	186,886	186,377
[a] Morgan Stanley ABS Capital I Inc. Trust, 2005-WMC, M2, FRN, 1.491%, 1/25/35	179,884	177,680
Morgan Stanley Capital I Trust,
[b] 2005-RR6, B, 144A, 5.306%, 5/24/43	112,051	112,005
[a] 2006-HQ8, AJ, FRN, 5.46%, 3/12/44.	95,163	95,619
[a] Novastar Home Equity Loan, 2004-4, M4, FRN, 2.406%, 3/25/35	258,973	258,144
Oakwood Mortgage Investors Inc., 1999-A, A3, 6.09%, 4/15/29	200,681	203,204
Residential Asset Securities Corp., 2004-KS8, AI6, 4.79%, 9/25/34	43,756	43,758
[a] Residential Funding Mortgage Securities II,
2003-HI2, M2, FRN, 5.58%, 7/25/28	32,858	32,871
2004-HI3, A5, FRN, 5.48%, 6/25/34	91,021	94,194
[a,b] Silver Bay Realty Trust, 2014-1, A, 144A, FRN, 1.704%, 9/17/31	187,526	186,657
[a,b] SWAY Residential 2014-1 Trust, 2014-1, A, 144A, FRN, 2.036%, 1/17/32	244,569	244,918
[a,b] Towd Point Mortgage Trust,
2015-1, 144A, FRN, 2.75%, 11/25/60	366,341	366,914
2015-3, A1B, 144A, FRN, 3.00%, 3/25/54	245,599	248,239
2016-5, A1, 144A, FRN, 2.50%, 10/25/56	430,000	428,863
[a,b] Tricon American Homes Trust,
2015-SFR1, A, 144A, FRN, 1.986%, 5/17/32	236,250	235,294
2015-SFR1, C, 144A, FRN, 2.636%, 5/17/32	200,000	198,737
[a] Wachovia Bank Commercial Mortgage Trust,
[b] 2003-C7, F, 144A, FRN, 5.924%, 10/15/35.	67,521	67,640
2006-C25, C, FRN, 5.792%, 5/15/43	151,967	151,762
[a] WaMu Mortgage Pass-Through Certificates,
2005-AR8, 1A1A, FRN, 1.046%, 7/25/45	150,125	143,720
2005-AR19, A1A1, FRN, 1.026%, 12/25/45	291,239	288,848

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Asset-Backed Securities and Commercial Mortgage-Backed
Securities (continued)
Finance (continued)
Wells Fargo Mortgage Backed Securities Trust,
[a] 2004-W, A9, FRN, 3.004%, 11/25/34	$132,476	$134,365
[a] 2005-AR9, 2A2, FRN, 3.073%, 10/25/33	197,137	195,094
[a] 2005-AR10, 2A3, FRN, 3.052%, 6/25/35	124,512	124,263
2007-3, 3A1, 5.50%, 4/25/22	25,086	25,704
Total Asset-Backed Securities and Commercial Mortgage-Backed Securities
(Cost $24,803,002)		24,654,680

Mortgage-Backed Securities 80.5%
[a] Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 3.5%
FHLMC, 2.862%, 11/01/37	1,205,430	1,269,914
FHLMC, 3.092%, 6/01/37	1,951,020	2,071,819
		3,341,733
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 38.0%
[e] FHLMC Gold 30 Year, 3.00%, 1/01/46	6,300,000	6,251,982
FHLMC Gold 30 Year, 3.50%, 4/01/46	2,072,734	2,123,507
FHLMC Gold 30 Year, 3.50%, 5/01/46	2,123,729	2,175,773
FHLMC Gold 30 Year, 3.50%, 6/01/46	2,280,578	2,336,595
FHLMC Gold 30 Year, 3.50%, 10/01/46.	6,951,961	7,125,145
FHLMC Gold 30 Year, 4.00%, 4/01/46	5,071,769	5,330,000
FHLMC Gold 30 Year, 4.00%, 5/01/46	2,605,152	2,738,053
FHLMC Gold 30 Year, 4.00%, 10/01/46.	5,403,226	5,684,334
FHLMC Gold 30 Year, 4.50%, 4/01/40	769,460	830,786
FHLMC Gold 30 Year, 5.00%, 10/01/33 - 2/01/39	511,402	557,113
FHLMC Gold 30 Year, 5.50%, 9/01/33	51,529	57,513
FHLMC Gold 30 Year, 6.00%, 7/01/28 - 11/01/36	160,329	181,697
FHLMC Gold 30 Year, 6.50%, 2/01/19 - 7/01/32	99,201	110,894
FHLMC Gold 30 Year, 7.50%, 10/01/25 - 8/01/32	243,698	261,328
FHLMC Gold 30 Year, 8.00%, 7/01/24 - 5/01/30	105,562	113,091
FHLMC Gold 30 Year, 8.50%, 10/01/17 - 6/01/21	13,549	13,692
FHLMC Gold 30 Year, 9.00%, 9/01/30	29,686	30,213
FHLMC Gold 30 Year, 9.50%, 12/01/19 - 4/01/25	28,010	28,315
FHLMC PC 30 Year, 8.50%, 5/01/17.	12,285	12,333
		35,962,364
[a] Federal National Mortgage Association (FNMA) Adjustable Rate 16.1%
FNMA, 1.851% - 2.316%, 1/01/18 - 4/01/37	385,569	394,307
FNMA, 2.467% - 2.578%, 4/01/18 - 8/01/34	775,751	804,632
FNMA, 2.612% - 2.625%, 9/01/18 - 7/01/34	837,251	860,440
FNMA, 2.625%, 4/01/41	2,471,700	2,585,413
FNMA, 2.639% - 2.77%, 7/01/19 - 4/01/37	649,458	667,752
FNMA, 2.775% - 2.787%, 10/01/19 - 11/01/34	361,247	376,058
FNMA, 2.801%, 9/01/34	1,330,506	1,404,878
FNMA, 2.818% - 2.944%, 1/01/22 - 7/01/38	752,299	773,437
FNMA, 2.951%, 9/01/39	1,234,434	1,306,769
FNMA, 2.957%, 9/01/37	1,521,161	1,609,934
FNMA, 2.96% - 2.995%, 1/01/22 - 10/01/33	902,008	943,319
FNMA, 3.00% - 3.105%, 4/01/18 - 10/01/36	901,376	945,115
FNMA, 3.12%, 5/01/30	55,183	55,654
FNMA, 3.122%, 6/01/35	1,984,431	2,094,777

|4

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Mortgage-Backed Securities (continued)
[a] Federal National Mortgage Association (FNMA) Adjustable Rate (continued)
FNMA, 3.125% - 3.75%, 5/01/21 - 12/01/34	$378,410	$386,395
		15,208,880
Federal National Mortgage Association (FNMA) Fixed Rate 12.3%
FNMA 15 Year, 5.00%, 6/01/18 - 7/01/18	136,064	139,327
FNMA 15 Year, 5.50%, 9/01/17 - 2/01/18	36,829	37,274
[e] FNMA 30 Year, 3.00%, 1/01/46	6,885,000	6,835,277
FNMA 30 Year, 5.00%, 4/01/34	132,115	144,232
FNMA 30 Year, 5.50%, 9/01/33 - 11/01/33.	750,288	837,752
FNMA 30 Year, 5.50%, 11/01/33 - 11/01/35	671,776	755,115
FNMA 30 Year, 6.00%, 12/01/23 - 10/01/34	438,681	504,118
FNMA 30 Year, 6.00%, 10/01/34 - 5/01/35.	689,997	789,064
FNMA 30 Year, 6.00%, 7/01/35 - 8/01/35	259,810	294,143
FNMA 30 Year, 6.50%, 12/01/27 - 8/01/32.	766,920	868,602
FNMA 30 Year, 6.50%, 8/01/32	109,252	123,713
FNMA 30 Year, 7.50%, 8/01/25 - 5/01/32	30,840	36,109
FNMA 30 Year, 8.00%, 1/01/25 - 7/01/31	26,253	29,914
FNMA 30 Year, 8.50%, 11/01/26 - 11/01/28	183,241	200,349
FNMA 30 Year, 9.00%, 12/01/17 - 4/01/25.	2,033	2,278
FNMA 30 Year, 9.50%, 11/01/21 - 4/01/30.	45,022	48,217
FNMA 30 Year, 10.00%, 11/01/18 - 4/01/21	11,015	11,358
FNMA 30 Year, 10.50%, 5/01/30	3,325	3,341
FNMA PL 30 Year, 10.00%, 9/01/20	9,623	9,947
		11,670,130
Government National Mortgage Association (GNMA) Fixed Rate 10.6%
GNMA I SF 30 Year, 6.50%, 1/15/24 - 9/15/32	139,242	159,157
GNMA I SF 30 Year, 7.00%, 5/15/17 - 2/15/32	69,966	74,282
GNMA I SF 30 Year, 7.50%, 10/15/23 - 10/15/29	38,877	41,599
GNMA I SF 30 Year, 8.00%, 4/15/17 - 9/15/27	50,435	55,816
GNMA I SF 30 Year, 8.25%, 2/15/21 - 5/15/21	27,757	27,869
GNMA I SF 30 Year, 8.50%, 3/15/17 - 7/15/24	47,063	47,793
GNMA I SF 30 Year, 9.00%, 8/15/28.	247	247
GNMA I SF 30 Year, 10.00%, 12/15/18	2,039	2,050
[e] GNMA II SF 30 Year, 3.00%, 1/01/46	4,835,000	4,892,431
GNMA II SF 30 Year, 3.50%, 6/20/46	2,107,901	2,192,739
GNMA II SF 30 Year, 3.50%, 7/20/46	564,070	586,773
GNMA II SF 30 Year, 3.50%, 10/20/46	1,463,477	1,522,653
GNMA II SF 30 Year, 6.50%, 1/20/26 - 1/20/33	202,496	232,532
GNMA II SF 30 Year, 7.50%, 11/20/22 - 7/20/32	125,237	145,212
GNMA II SF 30 Year, 8.00%, 1/20/17 - 8/20/26	392	417
GNMA II SF 30 Year, 9.00%, 11/20/19 - 3/20/25	1,225	1,301
GNMA II SF 30 Year, 10.50%, 6/20/20	11	11
		9,982,882
Total Mortgage-Backed Securities (Cost $76,486,855)		76,165,989
Total Investments before Short Term Investments (Cost $108,845,687)		107,947,567

|5

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

STATEMENT OF INVESTMENTS (UNAUDITED)

	Shares	Value
Short Term Investments (Cost $4,414,614) 4.7%
Money Market Funds 4.7%
[f,g] Institutional Fiduciary Trust Money Market Portfolio, 0.09%	4,414,614	$4,414,614
Total Investments (Cost $113,260,301) 118.7%		112,362,181
Other Assets, less Liabilities (18.7)%		(17,690,201)
Net Assets 100.0%		$94,671,980

aThe coupon rate shown represents the rate at period end.
bSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustees. At
December 31, 2016, the aggregate value of these securities was $8,001,566, representing 8.5% of net assets.
cDefaulted security or security for which income has been deemed uncollectible.
dThe bond pays interest and/or principal based upon the issuer’s ability to pay, which may be less than the stated interest rate or principal paydown.
eSecurity purchased on a to-be-announced (TBA) basis.
fSee Note 6 regarding investments in affiliated management investment companies.
gThe rate shown is the annualized seven-day yield at period end.

At December 31, 2016, the Fund had the following financial futures contracts outstanding. See Note 3.

Financial Futures Contracts

		Number of	Notional	Expiration	Unrealized	Unrealized
Description	Type	Contracts	Value	Date	Appreciation	Depreciation
Interest Rate Contracts
CME Ultra Long Term U.S. Treasury Bond.	Short	5	$801,250	3/22/17	$12,643	$—
U.S. 10 Yr. Ultra	Long	27	3,619,688	3/22/17	—	(27,072)
U.S. Treasury 30 Yr. Bond	Short	8	1,205,250	3/22/17	13,478	—
Total Financial Futures Contracts					$26,121	$(27,072)
Net unrealized appreciation (depreciation)						$(951)
See Abbreviations on page 10.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin Strategic Mortgage Portfolio (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin Strategic Mortgage Portfolio (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.

Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities.

The Fund entered into exchange traded financial futures contracts primarily to manage and/or gain exposure to interest rate risk. A futures contract is an agreement between the Fund and a counterparty to buy or sell an asset at a specified price on a future date. Required initial margins are pledged by the Fund, and the daily change in fair value is accounted for as a variation margin payable or receivable.

4. MORTGAGE DOLLAR ROLLS

The Fund enters into mortgage dollar rolls, typically on a to-be-announced basis. Mortgage dollar rolls are agreements between the Fund and a financial institution where the Fund sells (or buys) mortgage-backed securities for delivery on a specified date and simultaneously contracts to repurchase (or sell) substantially similar (same type, coupon, and maturity) securities at a future date and at a predetermined price. Gains or losses are realized on the initial sale, and the difference between the repurchase price and the sale price is recorded as an unrealized gain or loss to the Fund upon entering into the mortgage dollar roll. In addition, the Fund may invest the cash proceeds that are received from the initial sale. During the period between the sale and repurchase, the Fund is not entitled to principal and interest paid on the mortgage backed securities. Transactions in mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund’s portfolio turnover rate. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

5. INCOME TAXES
At December 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$113,309,263

Unrealized appreciation	$1,200,190
Unrealized depreciation	(2,147,272)
Net unrealized appreciation (depreciation)	$(947,082)

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended December 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money Market
Portfolio, 0.09%	5,250,982	496,121	(1,332,489)	4,414,614	$4,414,614	$142		0.0%[a]

[a]Rounds to less than 0.1%.

7. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of December 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Equity Investments[a]	$398,860	$—	$—	$398,860
U.S. Government and Agency Securities	—	6,728,038	—	6,728,038
Asset-Backed Securities and Commercial
Mortgage-Backed Securities.	—	24,651,029	3,651	24,654,680
Mortgage-Backed Securities	—	76,165,989	—	76,165,989
Short Term Investments	4,414,614	—	—	4,414,614
Total Investments in Securities	$4,813,474	$107,545,056	$3,651	$112,362,181

Other Financial Instruments:
Futures Contracts	$26,121	$—	$—	$26,121

Liabilities:
Other Financial Instruments:
Futures Contracts	$27,072	$—	$—	$27,072

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FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

7. FAIR VALUE MEASUREMENTS (continued)

aFor detailed categories, see the accompanying Statement of Investments.

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

8. INVESTMENT COMPANY REPORTING MODERNIZATION

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

9. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MFM	Multi-Family Mortgage
PC	Participation Certificate
PL	Project Loan
REIT	Real Estate Investment Trust
SF	Single Family

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

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Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC MORTGAGE PORTFOLIO

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By _/s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date February 24, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date February 24, 2017